Geographic Area Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	$ 389,838	$ 407,000	$ 438,870
North America
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	389,813	406,973	438,799
Central America
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	13	16	45
Europe and Middle East
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	11	10	25
Other Regions
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	$ 1	$ 1	$ 1